Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB EQUITY INCOME FUND INC
Entity Central Index Key	0000910036
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000028102
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Advisor Class
Trading Symbol	AUIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUIYX-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$31	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[1]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 581,121,903
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,375,120
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$581,121,903
# of Portfolio Holdings	69
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$1,375,120

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	29.8%
Financials	19.2%
Health Care	10.7%
Industrials	9.6%
Consumer Staples	6.3%
Communication Services	5.8%
Consumer Discretionary	5.1%
Real Estate	4.1%
Utilities	4.0%
Energy	3.3%
Materials	1.5%
Short-Term Investments	0.5%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$52,748,970	9.1%
Apple, Inc.	$26,966,724	4.6%
McDonald's Corp.	$16,964,534	2.9%
American Electric Power Co., Inc.	$16,904,574	2.9%
Broadcom, Inc.	$16,436,553	2.8%
Walt Disney Co. (The)	$15,531,131	2.7%
Wells Fargo & Co.	$14,412,947	2.5%
Merck & Co., Inc.	$13,808,302	2.4%
Intuit, Inc.	$13,665,685	2.3%
Visa, Inc. - Class A	$13,266,988	2.3%
Total	$200,706,408	34.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000028099
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class A
Trading Symbol	AUIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUIAX-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%	[2]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 581,121,903
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,375,120
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$581,121,903
# of Portfolio Holdings	69
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$1,375,120

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	29.8%
Financials	19.2%
Health Care	10.7%
Industrials	9.6%
Consumer Staples	6.3%
Communication Services	5.8%
Consumer Discretionary	5.1%
Real Estate	4.1%
Utilities	4.0%
Energy	3.3%
Materials	1.5%
Short-Term Investments	0.5%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$52,748,970	9.1%
Apple, Inc.	$26,966,724	4.6%
McDonald's Corp.	$16,964,534	2.9%
American Electric Power Co., Inc.	$16,904,574	2.9%
Broadcom, Inc.	$16,436,553	2.8%
Walt Disney Co. (The)	$15,531,131	2.7%
Wells Fargo & Co.	$14,412,947	2.5%
Merck & Co., Inc.	$13,808,302	2.4%
Intuit, Inc.	$13,665,685	2.3%
Visa, Inc. - Class A	$13,266,988	2.3%
Total	$200,706,408	34.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000028101
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class C
Trading Symbol	AUICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUICX-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUICX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.63%	[3]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 581,121,903
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,375,120
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$581,121,903
# of Portfolio Holdings	69
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$1,375,120

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	29.8%
Financials	19.2%
Health Care	10.7%
Industrials	9.6%
Consumer Staples	6.3%
Communication Services	5.8%
Consumer Discretionary	5.1%
Real Estate	4.1%
Utilities	4.0%
Energy	3.3%
Materials	1.5%
Short-Term Investments	0.5%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$52,748,970	9.1%
Apple, Inc.	$26,966,724	4.6%
McDonald's Corp.	$16,964,534	2.9%
American Electric Power Co., Inc.	$16,904,574	2.9%
Broadcom, Inc.	$16,436,553	2.8%
Walt Disney Co. (The)	$15,531,131	2.7%
Wells Fargo & Co.	$14,412,947	2.5%
Merck & Co., Inc.	$13,808,302	2.4%
Intuit, Inc.	$13,665,685	2.3%
Visa, Inc. - Class A	$13,266,988	2.3%
Total	$200,706,408	34.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000028105
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class I
Trading Symbol	AUIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUIIX-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[4]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 581,121,903
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,375,120
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$581,121,903
# of Portfolio Holdings	69
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$1,375,120

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	29.8%
Financials	19.2%
Health Care	10.7%
Industrials	9.6%
Consumer Staples	6.3%
Communication Services	5.8%
Consumer Discretionary	5.1%
Real Estate	4.1%
Utilities	4.0%
Energy	3.3%
Materials	1.5%
Short-Term Investments	0.5%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$52,748,970	9.1%
Apple, Inc.	$26,966,724	4.6%
McDonald's Corp.	$16,964,534	2.9%
American Electric Power Co., Inc.	$16,904,574	2.9%
Broadcom, Inc.	$16,436,553	2.8%
Walt Disney Co. (The)	$15,531,131	2.7%
Wells Fargo & Co.	$14,412,947	2.5%
Merck & Co., Inc.	$13,808,302	2.4%
Intuit, Inc.	$13,665,685	2.3%
Visa, Inc. - Class A	$13,266,988	2.3%
Total	$200,706,408	34.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

C000135457
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class Z
Trading Symbol	AUIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUIZX-S. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[5]
Material Change Date	Dec. 01, 2024
AssetsNet	$ 581,121,903
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,375,120
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$581,121,903
# of Portfolio Holdings	69
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$1,375,120

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	29.8%
Financials	19.2%
Health Care	10.7%
Industrials	9.6%
Consumer Staples	6.3%
Communication Services	5.8%
Consumer Discretionary	5.1%
Real Estate	4.1%
Utilities	4.0%
Energy	3.3%
Materials	1.5%
Short-Term Investments	0.5%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$52,748,970	9.1%
Apple, Inc.	$26,966,724	4.6%
McDonald's Corp.	$16,964,534	2.9%
American Electric Power Co., Inc.	$16,904,574	2.9%
Broadcom, Inc.	$16,436,553	2.8%
Walt Disney Co. (The)	$15,531,131	2.7%
Wells Fargo & Co.	$14,412,947	2.5%
Merck & Co., Inc.	$13,808,302	2.4%
Intuit, Inc.	$13,665,685	2.3%
Visa, Inc. - Class A	$13,266,988	2.3%
Total	$200,706,408	34.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund added the following risk to its Principal Risks as set forth in its prospectus.

  Capital Gain Risk: As of the date of the Fund's Prospectus, a substantial portion of the Fund's net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available on or about March 31, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized